CONCENTRATIONS AND CREDIT RISK	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
CONCENTRATIONS AND CREDIT RISK [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 12 - CONCENTRATIONS AND CREDIT RISK

VENDORS AND ACCOUNTS PAYABLE CONCENTRATIONS

Vendor purchase concentrations for the interim period ended June 30, 2012 and for the period from April 11, 2011 (inception) through June 30, 2011 and accounts payable concentration at June 30, 2012 and March 31, 2012 are as follows:

	Net Purchases		Accounts Payable at
		For the Period from
		April 11, 2011
	For the Interim	(inception)
	Period Ended	through
	June 30, 2012	June 30, 2012	June 30, 2011	March 31, 2012
Asia Stevia Investment Development Limited	0.9%	-%	0.5%	-%
Growers Synergy Pte. Ltd. - related party	50.4%	-%	43.3%	16.4%
Stevia Ventures Corporation	8.6%	-%	-%	54.1%
	58.9%	-%	43.3%	70.5%

CREDIT RISK

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of June 30, 2012, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC"). However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

NOTE 12 - CONCENTRATIONS AND CREDIT RISK

VENDORS AND ACCOUNTS PAYABLE CONCENTRATIONS

Vendor purchase concentrations for the period ended March 31, 2012 and accounts payable concentration at March 31, 2012 are as follows:

	Net Purchases
	for the
	Period from
	April 11, 2011
	(inception)	Accounts
	through	Payable at
	March 31, 2012	March 31, 2012

Asia Stevia Investment Development Limited	38.0%	-%
Growers Synergy Pte. Ltd. - related party	13.5%	16.4%
Stevia Ventures Corporation	14.4%	54.1%
	65.9%	70.5%

CREDIT RISK

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of March 31, 2012, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC"). However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.